Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
STF Tactical Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	STF Tactical Growth & Income ETF
Class Name	STF Tactical Growth & Income ETF
Trading Symbol	TUGN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the STF Tactical Growth & Income ETF for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://stfm.com/. You can also request this information by contacting us at 972-365-5673.
Additional Information Phone Number	972-365-5673
Additional Information Website	https://stfm.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STF Tactical Growth & Income ETF	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ending March 31st, 2025, the STF Tactical Growth and Income ETF (the “Fund”) returned 3.68% (net asset value (“NAV”)) compared to its benchmark index, a blended return of 60% S&P 500 Total Return Index (SPXT) and 40% Bloomberg US Aggregate Bond Index (LBUSTRUU), 7.02%.
On a weighted basis, the top contributing equity holdings during the reporting period were Apple Inc, Broadcom Inc., and Tesla Inc, which contributed 1.66%, 0.98%, and 0.89% to performance, respectively. Conversely, the largest detractors from Fund performance were Microsoft Corp, Advanced Micro Devices, and Intel Corp, which returned -1.04%, -0.95%, and -0.73%, respectively. The Fund continues to hold these securities as they are part of the Nasdaq-100 Index.
The fund tracks the Nasdaq-100 Index, which has enjoyed two consecutive calendar years of +20% returns. The index has been the beneficiary of two dominate themes in global markets: US economic exceptionalism and tech/AI trade dominance. In 2025, just under half of the index’s total gains came from Nvidia and Broadcom, who also happened to have the highest annual returns of any full-time component. Q1 2025 saw a sharp reversal of those trends as US tariff threats and their eventually implementation caused selloffs in US stocks. Poor Q1 returns caused the fund to underperform its balanced benchmark.
TUGN made only one allocation change on the year, derisking to 50% equities from August 6th through August 16th. This allocation change reduced fund volatility but lead to benchmark underperformance during those periods. The fund was fully allocated to the index the remainder of the year as the Nasdaq-100 largely remained above its long-term moving averages.
The Fund made monthly distributions of approximately 1% of net assets during each calendar month of the fiscal year. Given the market environment and fund performance, 98% of distributions were return of capital for the fiscal period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/18/2022)
STF Tactical Growth & Income ETF NAV	3.68	6.97
70% XNDX/30% Bloomberg US Aggregate Bond Index	6.17	14.11
Bloomberg US Aggregate Bond Index	4.88	1.97
NASDAQ 100 Total Return Index	6.44	19.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 14, 2025
Updated Performance Information Location [Text Block]	Visit https://stfm.com/ for more recent performance information. Visit https://stfm.com/ for more recent performance information.
Net Assets	$ 41,042,152
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 264,632
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$41,042,152
Number of Holdings	101
Net Advisory Fee	$264,632
Portfolio Turnover	57%
30-Day SEC Yield	0.13%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	9.3%
Microsoft Corp.	7.7%
NVIDIA Corp.	7.5%
Amazon.com, Inc.	5.6%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.6%
Meta Platforms, Inc.	3.5%
Costco Wholesale Corp.	2.8%
Tesla, Inc.	2.8%
Netflix, Inc.	2.6%

Top Sectors	(%)
Manufacturing	47.3%
Information	25.6%
Retail Trade	10.6%
Professional, Scientific, and Technical Services	7.9%
Administrative and Support and Waste Management and Remediation Services	2.2%
Utilities	1.4%
Accommodation and Food Services	1.2%
Wholesale Trade	0.7%
Transportation and Warehousing	0.6%
Cash & Other	2.5%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
On March 14, 2025, Hennessy Advisors, Inc. (Nasdaq: HNNA) announced that it signed a definitive agreement with STF Management, LP (“STFM”) to purchase the assets of the STF Tactical Growth ETF (TUG) and the STF Tactical Growth & Income ETF (TUGN) to bring them under the Hennessy umbrella. Portfolio manager Jonathan Molchan will join the Hennessey team. Upon completion of the transaction, the TUG and TUGN will each be reorganized as a series of Hennessy Funds Trust and Hennessy Advisors, Inc. will become the investment advisor to both funds. Subject to shareholder approval, the transaction is expected to close in the third quarter of 2025.

Updated Prospectus Web Address	https://stfm.com/
STF Tactical Growth ETF
Shareholder Report [Line Items]
Fund Name	STF Tactical Growth ETF
Class Name	STF Tactical Growth ETF
Trading Symbol	TUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the STF Tactical Growth ETF for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://stfm.com/. You can also request this information by contacting us at 972-365-5673.
Additional Information Phone Number	972-365-5673
Additional Information Website	https://stfm.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STF Tactical Growth ETF	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ending March 31st, 2025, the STF Tactical Growth ETF (the “Fund”) returned 1.79% (net asset value (“NAV”)) compared to its benchmark index, a blended return of 60% S&P 500 Total Return Index (SPXT) and 40% Bloomberg US Aggregate Bond Index (LBUSTRUU), 7.02%.
On a weighted basis, the top contributing equity holdings during the reporting period were Apple Inc, Broadcom Inc., and Tesla Inc, which contributed 1.65%, 1.48%, and 1.23% to performance, respectively. Conversely, the largest detractors from Fund performance were Microsoft Corp, Advanced Micro Devices, and Intel Corp, which returned -1.07%, -0.99%, and -0.72%, respectively. The Fund continues to hold these securities as they are part of the Nasdaq-100 Index.
The fund tracks the Nasdaq-100 Index, which has enjoyed two consecutive calendar years of +20% returns. The index has been the beneficiary of two dominate themes in global markets: US economic exceptionalism and tech/AI trade dominance. In 2025, just under half of the index’s total gains came from Nvidia and Broadcom, who also happened to have the highest annual returns of any full-time component. Q1 2025 saw a sharp reversal of those trends as US tariff threats and their eventually implementation caused selloffs in US stocks. Poor Q1 returns caused the fund to underperform its balanced benchmark.
TUG made only one allocation change on the year, derisking to 50% equities from August 6th through August 16th. These allocation changes reduced fund volatility but lead to benchmark underperformance during that period. The fund was fully allocated to the index the remainder of the year as the Nasdaq-100 largely remained above its long-term moving averages.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/18/2022)
STF Tactical Growth ETF NAV	1.79	10.37
70% XNDX/30% Bloomberg US Aggregate Bond Index	6.17	14.11
Bloomberg US Aggregate Bond Index	4.88	1.97
NASDAQ 100 Total Return Index	6.44	19.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 14, 2025
Updated Performance Information Location [Text Block]	Visit https://stfm.com/ for more recent performance information. Visit https://stfm.com/ for more recent performance information.
Net Assets	$ 172,616,496
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 1,239,441
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31 ,2025)

Net Assets	$172,616,496
Number of Holdings	101
Net Advisory Fee	$1,239,441
Portfolio Turnover	52%
30-Day SEC Yield	0.15%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	9.2%
Microsoft Corp.	7.7%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.4%
Alphabet, Inc.	4.8%
Meta Platforms, Inc.	3.2%
Broadcom, Inc.	3.2%
Costco Wholesale Corp.	2.9%
Netflix, Inc.	2.8%
Tesla, Inc.	2.6%

Top Sectors	(%)
Manufacturing	46.9%
Information	25.4%
Retail Trade	10.7%
Professional, Scientific, and Technical Services	8.0%
Administrative and Support and Waste Management and Remediation Services	2.2%
Utilities	1.5%
Accommodation and Food Services	0.9%
Wholesale Trade	0.7%
Transportation and Warehousing	0.7%
Cash & Other	3.0%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
On March 14, 2025, Hennessy Advisors, Inc. (Nasdaq: HNNA) announced that it signed a definitive agreement with STF Management, LP (“STFM”) to purchase the assets of the STF Tactical Growth ETF (TUG) and the STF Tactical Growth & Income ETF (TUGN) to bring them under the Hennessy umbrella. Portfolio manager Jonathan Molchan will join the Hennessey team. Upon completion of the transaction, the TUG and TUGN will each be reorganized as a series of Hennessy Funds Trust and Hennessy Advisors, Inc. will become the investment advisor to both funds. Subject to shareholder approval, the transaction is expected to close in the third quarter of 2025.

Updated Prospectus Web Address	https://stfm.com/